Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

June 16, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Pacer Funds Trust (the “Trust”)
File Nos. 333-201530 and 811-23024
Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series is Post-Effective Amendment No. 61 and Amendment No. 63 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of the Amendment is to register shares of the Pacer Salt High truBeta US Market ETF and the Pacer Salt Low truBeta US Market ETF, each as a new series of the Trust for the purpose of reorganizing the Salt High truBeta US Market ETF and the Salt Low truBeta US Market ETF, each a series of ETF Series Solutions, into the Pacer Funds Trust.

If you have any questions or require further information, please contact me at (920) 360-7173 or alyssa.bernard@usbank.com or Michael D. Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Assistant Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust